INDEBTEDNESS - Schedule of Aggregate Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 14.6
2022	14.6
2023	14.6
2024	269.4
Total	$ 313.2	$ 450.3